May 01, 2018
Supplement dated March 20, 2019
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP SM - Oppenheimer International Growth Fund (the Fund)	5/1/2018
On March 19, 2019 the Fund's Board of Trustees approved changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 20, 2019 (the Effective Date), OppenheimerFunds, Inc. no longer serves as the subadviser to the Fund and William Blair Investment Management, LLC (William Blair) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to CTIVP® - William Blair International Leaders Fund. Accordingly, on the Effective Date, all references in the Prospectus to CTIVPSM - Oppenheimer International Growth Fund are hereby deleted and replaced with CTIVP® - William Blair International Leaders Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Generally, the Fund anticipates holding between 40 and 70 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies, that are considered by the management team to be leaders in their country, industry or globally in terms of products, services or execution. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary, financial services, industrials, and information technology and technology-related sectors. Under normal circumstances, the Fund will emphasize investments in issuers that the portfolio managers consider to be “growth” companies.
The information under the subsection “Principal Risks” in the “Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby revised to add the following Focused Portfolio Risk and Financial Services Sector specific risk disclosure to "Sector Risk":
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVPSM - Oppenheimer International Growth Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.